Mutual Funds	|	Money Market	|	8.1.2026
Rydex Funds Summary Prospectus

Money Market Class
Ticker Symbol	Fund Name
RYFXX	U.S. Government Money Market Fund
Before you invest, you may wish to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You may obtain the Prospectus and other information about the Fund, including the Statement of Additional Information (SAI) and most recent reports to shareholders, at no cost by visiting guggenheiminvestments.com/services/prospectuses-and-reports, calling 1-800-820-0888 or e-mailing services@guggenheiminvestments.com. The Fund’s Prospectus and SAI, both dated August 1, 2026, as revised from time to time, and the Fund’s most recent shareholder reports, are incorporated by reference into this Summary Prospectus.
SUMMMCS-0826x0827	guggenheiminvestments.com

U.S. Government Money Market Fund

INVESTMENT OBJECTIVE
The U.S. Government Money Market Fund (the “Fund”) seeks to provide security of principal, high current income, and liquidity.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
SHAREHOLDER FEES* (fees paid directly from your investment)	N/A

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.55%
Total Annual Fund Operating Expenses	1.05%
*
If you exchange your Class A shares or Class C shares of another Guggenheim Investments fund for shares of the Fund, and your Class A shares or Class C shares are subject to a deferred sales charge at the time of the exchange, no deferred sales charge will be incurred on the exchange itself. However, any such deferred sales charge will be assessed at the time you redeem your shares of the Fund.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$107	$334	$579	$1,283
PRINCIPAL INVESTMENT STRATEGIES
The Fund intends to operate as a “government money market fund” as defined by Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”) and seeks to maintain a stable net asset value ("NAV") of $1.00 per share. As such, the Fund invests at least 99.5% of its total assets in government securities as defined by the 1940 Act, including those with floating or variable rates of interest, cash, and repurchase agreements collateralized fully by U.S. government securities. The Fund will comply with all applicable requirements of Rule 2a-7, including certain liquidity, maturity, and diversification requirements. The Fund invests only in U.S. dollar-denominated securities and seeks to invest in securities that present minimal credit risk. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in government securities and/or repurchase agreements that are collateralized by government securities.
The 1940 Act defines “government security” to mean any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing. Certain government securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities are supported by the full faith and credit of the U.S. government. Other government securities issued or guaranteed by other U.S. government agencies or instrumentalities are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government, but such agencies and instrumentalities are authorized to borrow from the U.S. Treasury to meet their obligations. The Fund may invest in government securities issued by the following U.S. government agencies and instrumentalities, among others: Government National Mortgage Association (Ginnie Mae), Financing Corporation (FICO), Tennessee Valley
1 | SUMMARY PROSPECTUS

Authority (TVA), Federal Agricultural Mortgage Corporation (Farmer Mac), Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal Farm Credit Bank (FFCB), and the Federal Home Loan Bank (FHLB).
“Government money market funds” are not required to impose liquidity fees, and the Fund’s Board of Trustees has elected not to impose liquidity fees at this time but may elect to impose such fees in the future. The Fund will notify shareholders in advance of the imposition of liquidity fees.
PRINCIPAL RISKS
The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money, including all or part of their investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency. There is no assurance that the Fund will achieve its investment objective. An investment in the Fund does not constitute a complete investment program. The Fund is subject to certain risks and the principal risks of investing in the Fund are summarized below in alphabetical order, and not in the order of importance or potential exposure. The relative significance of each principal risk summarized below may change over time and you should review each risk carefully because any one or more of these risks may result in losses to the Fund. Please see “More Information About the Trust and the Funds – Principal Risks” in the Fund’s Prospectus for a more detailed description of the risks of investing in the Fund.
Credit Risk—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.
Floating and Variable Rate Securities Risk—Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Income Risk—Income Risk involves the potential for decline in the Fund’s yield (the rate of dividends the Fund pays) in the event of declining interest rates.
Interest Rate Risk—Fixed income and other debt instruments are subject to the possibility that interest rates could change (or are expected to change). Changes in interest rates (or the expectation of such changes) can be difficult to forecast and may adversely affect the Fund’s investments in these instruments, such as the value or liquidity of, and income generated by, the investments. Interest rates may change as a result of a variety of factors, and the change may be sudden and significant, with unpredictable impacts on the financial markets and the Fund’s investments. Fixed income and other debt instruments with longer durations are more sensitive to changes in interest rates and, thus, subject to more volatility than similar instruments with shorter durations. Generally, when interest rates increase, the values of previously issued fixed income and other debt instruments decline and when interest rates decrease, the values of fixed income and other debt instruments rise. During periods of rising interest rates, changes in interest rates on adjustable rate securities may lag behind changes in market rates, which may cause the value of such securities to decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities. The Fund’s yield, returns, and performance may be adversely affected by changing interest rates and the Fund’s NAV per share may be more volatile during changing interest rate environments. Changes in fiscal, economic, monetary and other policies or measures have in the past, and may in the future, cause or exacerbate the risks associated with changing interest rates. Changes in interest rates may also lead to an increase in Fund redemptions, which may result in high portfolio turnover costs and lower valuations, thereby adversely affecting the Fund’s performance.
Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations (or amend regulations) and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund, and/or the level of regulation or taxation applicable to the Fund, its investments or service providers. These developments impact the yield, costs, and operations of the Fund and, with respect to their investments in the Fund, the taxation of shareholders.
SUMMARY PROSPECTUS | 2

Repurchase Agreement Risk—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the repurchase agreement counterparty and underlying collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.
Stable Price Per Share Risk— The Fund’s assets are valued using the amortized cost method, which generally enables the Fund to maintain a stable price of $1.00 per share. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Advisor and its affiliates have no legal obligation to provide financial support to the Fund, and you should not expect that the Advisor or its affiliates will provide financial support to the Fund at any time, including during periods of market stress. In the event any money market fund fails to maintain a stable NAV, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their NAVs. In exchange for the Fund’s emphasis on a stable price per share and liquidity, the Fund may experience lower long-term performance than stock or bond investments.
U.S. Government Securities Risk—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed income and debt securities, particularly interest rate risk and credit risk. In addition, U.S. government securities not backed by the full faith and credit of the U.S. government involve credit risk that is greater than other types of U.S. government securities.
PERFORMANCE INFORMATION
The bar chart below shows the performance of shares of the Fund from year to year. The Fund began operating as a "government money market fund" as that term is defined by Rule 2a-7 on May 1, 2016. While the Fund primarily invested in government securities prior to May 1, 2016, it was not required to invest 99.5% of its total assets in government securities, cash, or fully collateralized repurchase agreements.  As a result, the performance information presented below for periods prior to May 1, 2016 may have differed if the current investment strategy had been in effect during those periods. The variability of performance over time provides an indication of the risks of investing in the Fund. The table below shows the performance of the shares of the Fund as an average over different periods of time. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 1-800-820-0888.
The performance information shown below is based on a calendar year.

3 | SUMMARY PROSPECTUS

During the periods shown in the chart above:	Quarter Ended	Return
Year-to-Date (not reflected in chart above)	June 30, 2026	1.34%
Highest Quarter	June 30, 2024	1.10%
Lowest Quarter	March 31, 2022	0.00%
AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2025)
	1 Year	5 Years	10 Years
Money Market	3.26%	2.51%	1.48%
YIELD
Call 1-800-820-0888 for the U.S. Government Money Market Fund’s current yield.
INVESTMENT ADVISOR
Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.
PORTFOLIO MANAGERS
•
Michael P. Byrum, CFA, Senior Managing Director and Portfolio Manager. Mr. Byrum has been associated with the Advisor since 1993.
•
Brendan Cain, CFA, Vice President and Portfolio Manager. Mr. Cain has been associated with the Advisor since 2006.
•
Spencer Crane, CFA, Vice President and Portfolio Manager. Mr. Crane has been associated with the Advisor since 2012.
•
Scott Miller, Vice President and Portfolio Manager. Mr. Miller has been associated with the Advisor since 2008.
PURCHASE AND SALE OF FUND SHARES
Shares of the Money Market Fund held either directly with Guggenheim Investments or through a third party (e.g., a brokerage account) are not subject to a minimum initial investment amount or a minimum account balance. However, if you exchange shares of the Fund for shares of another fund in the Guggenheim Investments family of funds you will be subject to the purchaser eligibility requirements of the applicable share class of that fund, which may include initial investment amount and account balance requirements. Any such requirements will be disclosed in each fund’s Prospectus. In addition, accounts opened through a financial intermediary (non-direct) may be subject to that financial intermediary’s minimum initial investment amount and account balance requirements.
The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.
The Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the Fund may designate special hours of operation on any such day. In the event that the Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the Fund will post advance notice of these events at www.guggenheiminvestments.com.
TAX INFORMATION
Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an individual retirement account or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal.
SUMMARY PROSPECTUS | 4

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.
5 | SUMMARY PROSPECTUS